Rule 497(e)
                                                 File Nos. 33-34841 and 811-6011


                              THE MONTGOMERY FUNDS

                       Supplement dated June 15, 1998 to:

                                   Prospectus
    dated October 15, 1997, as supplemented January 20, 1998 and May 1, 1998


For the Montgomery Micro Cap Fund--Class R Shares

Effective immediately, the name of the Montgomery Micro Cap Fund has been changed to Montgomery U.S. Emerging Growth Fund.